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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         MORNINGSTAR INVESTMENT SERVICES, INC.
                 -------------------------------------
   Address:      22 WEST WASHINGTON STREET
                 -------------------------------------
                 CHICAGO, IL 60602
                 -------------------------------------

Form 13F File Number: 28-13657
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    D. SCOTT SCHILLING
         -------------------------------
Title:   CHIEF COMPLIANCE OFFICER
         -------------------------------
Phone:   (312) 696-6168
         -------------------------------

Signature, Place, and Date of Signing:

       /S/ D. SCOTT SCHILLING            CHICAGO, IL      NOVEMBER 12, 2010
   -------------------------------    -----------------   -----------------
             [Signature]                [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                        --------------------

Form 13F Information Table Entry Total: 108
                                        --------------------

Form 13F Information Table Value Total: $167,396
                                        --------------------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                           Form 13F Information Table

                                                         Value    Share   Share/   Put/ Investment  Other     Voting Authority
        Name of Issuer        Title of Class     CUSIP (x$1000)  Amount  Principal Call Discretion Managers  Sole   Shared  None
AGL Res Inc.                       COM       001204106      523   13,642    SH             Sole              13,642
Abbott Labs                        COM       002824100    2,042   39,082    SH             Sole              39,082
Altria Group Inc.                  COM       02209S103    1,242   51,712    SH             Sole              51,712
American Express Co                COM       025816109      692   16,465    SH             Sole              16,465
AmeriGas Partners L P          UNIT LP INT   030975106      449   10,016    SH             Sole              10,016
Amgen Inc                          COM       031162100      464    8,411    SH             Sole               8,411
Apollo Group Inc                   CL A      037604105    2,023   39,392    SH             Sole              39,392
Applied Matls Inc                  COM       038222105    2,237  191,550    SH             Sole             191,550
Autodesk Inc.                      COM       052769106      456   14,250    SH             Sole              14,250
Automatic Data Processing In       COM       053015103      807   19,202    SH             Sole              19,202
Avon Prod Inc                      COM       054303102      508   15,808    SH             Sole              15,808
BB&T Corp                          COM       054937107    1,454   60,376    SH             Sole              60,376
Baxter Intl Inc                    COM       071813109      833   17,466    SH             Sole              17,466
Becton, Dickinson & Co             COM       075887109      307    4,142    SH             Sole               4,142
Bemis Inc                          COM       081437105      537   16,916    SH             Sole              16,916
Berkshire Hathaway Inc DEL         CL B      084670702    1,567   18,950    SH             Sole              18,950
CVS Caremark Corporation           COM       126650100      423   13,457    SH             Sole              13,457
Capital One Finl Corp              COM       14040H105      202    5,095    SH             Sole               5,095
CarMax Inc                         COM       143130102      795   28,522    SH             Sole              28,522
CEMEX SAB DE CV                SPON ADR NEW  151290889      245   28,841    SH             Sole              28,841
Cisco Sys Inc                      COM       17275R102      351   16,033    SH             Sole              16,033
Cintas Corp                        COM       172908105      490   17,800    SH             Sole              17,800
Clorox Co DEL                      COM       189054109    1,047   15,677    SH             Sole              15,677
Coca Cola Co                       COM       191216100      279    4,776    SH             Sole               4,776
Comcast Corp NEW                   CL A      20030N101      537   29,696    SH             Sole              29,696
Compass Minerals Intl Inc          COM       20451N101    1,922   25,089    SH             Sole              25,089
Devry Inc Del                      COM       251893103      303    6,155    SH             Sole               6,155
Diageo PLC                     SPON ADR NEW  25243Q205    2,000   28,977    SH             Sole              28,977
Disney Walt Co                  COM DISNEY   254687106      729   22,021    SH             Sole              22,021
Discover Finl Svcs                 COM       254709108    1,074   64,377    SH             Sole              64,377
eBay Inc                           COM       278642103      874   35,805    SH             Sole              35,805
Energizer Hldgs Inc                COM       29266R108      293    4,358    SH             Sole               4,358
Energy Transfer Prtnrs L P    UNIT LTD PARTN 29273R109      417    8,644    SH             Sole               8,644
Enterprise GP Hldgs L P        UNIT LP INT   293716106      282    4,809    SH             Sole               4,809
Exelon Corp                        COM       30161N101    2,980   69,980    SH             Sole              69,980
Exxon Mobil Corp                   COM       30231G102    3,012   48,743    SH             Sole              48,743
First Amern Finl Corp              COM       31847R102      633   42,339    SH             Sole              42,339
First Potomac Rlty TR              COM       33610F109      853   56,878    SH             Sole              56,878

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
France Telecom                Sponsored ADR  35177Q105    1,420   65,954    SH             Sole              65,954
Gallagher Arthur J & Co            COM       363576109      874   33,127    SH             Sole              33,127
General Dynamics Corp              COM       369550108      573    9,129    SH             Sole               9,129
General Electric Co                COM       369604103    2,021  124,395    SH             Sole             124,395
Genuine Parts Co                   COM       372460105      395    8,859    SH             Sole               8,859
Genzyme Corp                       COM       372917104      233    3,286    SH             Sole               3,286
Graco Incorporated                 COM       384109104      373   11,765    SH             Sole              11,765
Health Care REIT Inc               COM       42217K106      702   14,830    SH             Sole              14,830
Hewlett Packard Co                 COM       428236103      373    8,866    SH             Sole               8,866
Home Depot Inc                     COM       437076102      624   19,712    SH             Sole              19,712
International Game Technolog       COM       459902102      172   11,887    SH             Sole              11,887
International Speedway Corp        CL A      460335201    2,063   84,548    SH             Sole              84,548
iShares TR                    IBOXX INV CPBD 464287242    6,935   61,323    SH             Sole              61,323
JPMorgan Chase & Co.               COM       46625H100      525   13,794    SH             Sole              13,794
Johnson & Johnson                  COM       478160104    3,277   52,893    SH             Sole              52,893
KLA-Tencor Corp                    COM       482480100    1,447   41,082    SH             Sole              41,082
Kimberly Clark Corp                COM       494368103      582    8,952    SH             Sole               8,952
Kinder Morgan Energy Partner  UT LTD PARTNER 494550106      754   11,003    SH             Sole              11,003
Kinder Morgan Management LLC       SHS       49455U100      701   11,643    SH             Sole              11,643
Lowes Cos Inc                      COM       548661107    2,695  120,909    SH             Sole             120,909
Magellan Midstream Prtnrs LP  COM UNIT RP LP 559080106    1,740   33,817    SH             Sole              33,817
Marsh & McLennan Cos Inc           COM       571748102      583   24,156    SH             Sole              24,156
MasterCard Inc                     CL A      57636Q104      645    2,878    SH             Sole               2,878
Maxim Integrated Prods Inc         COM       57772K101    1,051   56,769    SH             Sole              56,769
McCormick & Co Inc             COM NON VTG   579780206      334    7,938    SH             Sole               7,938
Microsoft Corp                     COM       594918104    1,187   48,452    SH             Sole              48,452
Molson Coors Brewing Co            CL B      60871R209      709   15,020    SH             Sole              15,020
Monsanto Co New                    COM       61166W101      668   13,932    SH             Sole              13,932
National Grid PLC              SPON ADR NEW  636274300      783   18,331    SH             Sole              18,331
Novartis A G                  SPONSORED ADR  66987V109    3,038   52,682    SH             Sole              52,682
Nstar                              COM       67019E107    1,499   38,106    SH             Sole              38,106
Nustar Energy LP                 UNIT COM    67058H102      303    4,904    SH             Sole               4,904
Paychex Inc                        COM       704326107    2,198   79,955    SH             Sole              79,955
Pepsico Inc                        COM       713448108    1,336   20,111    SH             Sole              20,111
Pfizer Inc                         COM       717081103    1,070   62,300    SH             Sole              62,300
Philip Morris Intl Inc             COM       718172109      892   15,929    SH             Sole              15,929
Procter & Gamble Co                COM       742718109    2,074   34,580    SH             Sole              34,580
Qualcomm Inc                       COM       747525103      267    5,909    SH             Sole               5,909
Range Res Corp                     COM       75281A109      297    7,788    SH             Sole               7,788
Realty Income Corp                 COM       756109104    1,371   40,652    SH             Sole              40,652
St Joe Co                          COM       790148100      918   36,900    SH             Sole              36,900
Select Sector SPDR TR         SBI HEALTHCARE 81369Y209    8,585  281,556    SH             Sole             281,556
Sonic Corp                         COM       835451105      155   19,141    SH             Sole              19,141
Spectra Energy Corp                COM       847560109    1,795   79,607    SH             Sole              79,607

Stryker Corp                       COM       863667101    1,350   26,968    SH             Sole              26,968
Sysco Corp                         COM       871829107    1,547   54,257    SH             Sole              54,257
Tenneco Inc                        COM       880349105      435   15,000    SH             Sole              15,000
3M Co                              COM       88579Y101    2,072   23,893    SH             Sole              23,893
TransCanada Corp                   COM       89353D107      555   14,957    SH             Sole              14,957
US Bancorp Del                   COM NEW     902973304    1,318   60,948    SH             Sole              60,948
United Parcel Service Inc          CL B      911312106      935   14,024    SH             Sole              14,024
Vanguard Specialized Portfol   DIV APP ETF   921908844    9,532  195,659    SH             Sole             195,659
Vanguard Intl Equity Index F   EMR MKT ETF   922042858    3,889   85,537    SH             Sole              85,537
Vanguard World Fds             INF TECH ETF  92204A702    6,067  109,119    SH             Sole             109,119
Vanguard Index Fds             SMALL CP ETF  922908751    2,483   39,145    SH             Sole              39,145
Vanguard Index Fds             STK MRK ETF   922908769   33,720  577,694    SH             Sole             577,694
Vimicro Intl Corp                  ADR       92718N109       46   13,529    SH             Sole              13,529
Visa Inc                         COM CL A    92826C839      209    2,809    SH             Sole               2,809
Vulcan Matls Co                    COM       929160109      524   14,194    SH             Sole              14,194
Wal Mart Stores Inc                COM       931142103      768   14,341    SH             Sole              14,341
Walgreen Co                        COM       931422109      282    8,408    SH             Sole               8,408
Waste Mgmt Inc Del                 COM       94106L109      410   11,463    SH             Sole              11,463
Weight Watchers Intl Inc. NEW      COM       948626106      580   18,596    SH             Sole              18,596
WellPoint Inc                      COM       94973V107      357    6,305    SH             Sole               6,305
Wells Fargo Co NEW                 COM       949746101    1,377   54,819    SH             Sole              54,819
Westar Energy Inc                  COM       95709T100      724   29,876    SH             Sole              29,876
Western Un Co                      COM       959802109    1,634   92,494    SH             Sole              92,494
Wilmington Trust Corp              COM       971807102      190   21,114    SH             Sole              21,114
Zimmer Hldgs Inc                   COM       98956P102      207    3,962    SH             Sole               3,962
China Gerui Adv Mat Gr LTD         SHS       G21101103       66   11,629    SH             Sole              11,629